TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13 - TAXES ON INCOME

A.	Taxation under Various Laws

Tax rate applicable to SleepX Ltd. and Ta-nooma Ltd. is 23%.
Federal tax rate applicable to AppYea Inc. is 21%.

B.	Net operating losses carryforward

The net operating losses for SleepX and Ta-nooma as of December 31, 2021 amount to approximately $237,000 and $40,000, respectively. The Company is evaluating the loss carryforward in AppYea as a result of the reverse merger, and therefore currently values them at $0.

C.	Income taxes on foreign subsidiaries

Foreign subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company’s foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions.

D.	Income tax expenses

Income tax expense for the years ended December 31, 2021 and 2020 are as follows:

December 31,
	2021	2020

Current income tax	-	-
Deferred taxed	-	-
	-	-

E.	Tax Assessments

The Company have not received final tax assessments for income tax purposes since incorporation.

F.	Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2021	2020
	US Dollars in thousands

Deferred tax assets:
Net operation loss carryforward	64	9

Net deferred tax asset before valuation allowance	64	9
Valuation allowance	(64)	(9)

Net deferred tax asset	-	-

The Company has a valuation allowance against its net deferred tax assets due to the uncertainty of realization of the deferred tax assets due to the operating loss history of the Company. The Company currently provides a valuation allowance against deferred taxes when it is more likely than not that some portion, or all of its deferred tax assets will not be realized. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS